American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2026

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.5%
Diversified Bond Fund G Class	21,909,521	200,472,113
High Income Fund G Class	5,082,069	44,214,000
Inflation-Adjusted Bond Fund G Class	4,187,596	44,932,903
Short Duration Fund G Class	6,392,327	62,644,806
Short Duration Inflation Protection Bond Fund G Class	5,281,180	56,508,621
		408,772,443
Domestic Equity Funds — 33.3%
Focused Large Cap Value Fund G Class	9,555,226	105,394,148
Growth Fund G Class	849,363	52,252,804
Heritage Fund G Class	863,626	22,903,366
Large Cap Equity Fund G Class	2,091,392	104,820,589
Mid Cap Value Fund G Class	2,424,989	38,484,582
Select Fund G Class	243,656	34,769,730
Small Cap Dividend Fund G Class	1,093,341	12,562,486
Small Cap Growth Fund G Class	479,637	12,643,242
		383,830,947
International Equity Funds — 16.0%
Emerging Markets Fund G Class	350,023	6,590,927
Global Real Estate Fund G Class	949,386	14,107,873
International Growth Fund G Class	5,175,448	72,042,233
International Small-Mid Cap Fund G Class	939,482	12,307,208
International Value Fund G Class	5,858,895	71,302,752
Non-U.S. Intrinsic Value Fund G Class	756,351	8,070,271
		184,421,264
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	1,917,394	18,100,199
Global Bond Fund G Class	14,618,725	127,475,280
		145,575,479
Money Market Funds — 2.6%
U.S. Government Money Market Fund G Class	29,257,408	29,257,408
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $950,403,614)		1,151,857,541
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,151,857,541

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$263,546	$18,206	$91,475	$10,195	$200,472	21,910	$(8,902)	$8,206
High Income Fund	56,040	2,633	15,954	1,495	44,214	5,082	(1,481)	2,633
Inflation-Adjusted Bond Fund	58,382	1,140	16,517	1,928	44,933	4,188	(1,062)	1,140
Short Duration Fund	72,872	5,448	16,409	734	62,645	6,392	(818)	2,435
Short Duration Inflation Protection Bond Fund	63,893	5,070	12,552	98	56,509	5,281	334	1,758
Focused Large Cap Value Fund	119,991	14,282	27,501	(1,378)	105,394	9,555	4,859	12,218
Growth Fund	60,985	8,989	7,250	(10,471)	52,253	849	8,108	7,428
Heritage Fund	30,048	3,607	3,527	(7,225)	22,903	864	3,089	3,387
Large Cap Equity Fund	141,319	21,174	30,127	(27,545)	104,821	2,091	20,361	20,986
Mid Cap Value Fund	48,330	5,079	12,607	(2,317)	38,485	2,425	2,273	5,079
Select Fund	40,871	3,085	10,207	1,021	34,770	244	731	3,084
Small Cap Dividend Fund	16,130	284	6,258	2,406	12,562	1,093	(508)	285
Small Cap Growth Fund	16,205	769	4,011	(320)	12,643	480	1,423	769
Emerging Markets Fund	8,810	157	2,825	449	6,591	350	2,268	157
Global Real Estate Fund	15,636	570	3,353	1,255	14,108	949	538	570
International Growth Fund	66,862	12,208	8,428	1,400	72,042	5,175	99	3,274
International Small-Mid Cap Fund	12,510	480	2,064	1,381	12,307	939	583	398
International Value Fund	70,273	7,586	14,252	7,696	71,303	5,859	3,994	6,478
Non-U.S. Intrinsic Value Fund	6,883	2,836	1,905	256	8,070	756	36	1,001
Emerging Markets Debt Fund	23,233	1,031	7,603	1,439	18,100	1,917	(647)	1,031
Global Bond Fund	181,103	8,868	67,571	5,076	127,476	14,619	(6,027)	5,987
U.S. Government Money Market Fund	—	31,316	2,059	—	29,257	29,257	—	469
	$1,373,922	$154,818	$364,455	$(12,427)	$1,151,858	120,275	$29,251	$88,773
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.